FINANCIAL INSTRUMENTS - Level 2 financial instruments (Details) - Level 2 - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	$ 5,129	$ 3,288
Derivative financial liabilities, fair value	(742)	(374)
Total foreign exchange rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	434	156
Derivative financial liabilities, fair value	(127)	(67)
Forward purchase of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	7,787	3,845
Derivative financial assets, fair value	358	133
Derivative liability, notional amount	1,322	1,023
Derivative financial liabilities, fair value	(30)	(43)
Forward sale of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,281	2,685
Derivative financial assets, fair value	33	16
Derivative liability, notional amount	632	1,431
Derivative financial liabilities, fair value	(91)	(15)
Exchange option purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,120	712
Derivative financial assets, fair value	12	2
Derivative liability, notional amount	213	254
Derivative financial liabilities, fair value	(2)	(7)
Exchange options sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	900	338
Derivative financial assets, fair value	31	5
Derivative liability, notional amount	394	707
Derivative financial liabilities, fair value	(4)	(2)
Total raw materials (base metal), freight, energy, emission rights and others
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	4,695	3,132
Derivative financial liabilities, fair value	(615)	(307)
Term contracts sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	514	121
Derivative financial assets, fair value	66	1
Derivative liability, notional amount	1,400	644
Derivative financial liabilities, fair value	(411)	(259)
Term contracts purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	3,493	3,461
Derivative financial assets, fair value	4,627	3,131
Derivative liability, notional amount	928	497
Derivative financial liabilities, fair value	(203)	$ (48)
Options sales/purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	10
Derivative financial assets, fair value	2
Derivative liability, notional amount	73
Derivative financial liabilities, fair value	$ (1)